Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Cash and cash equivalents [abstract]
Short-term deposits	$ 3,883,614	$ 131,026	$ 3,854,354
Cash	470	16	525
Cash at banks	4,151,630	140,068	4,106,384
Cash and cash equivalents, different from consolidated statements of financial position	8,035,714	271,110	7,961,263	$ 268,599	$ 12,127,350	$ 15,265,153
Less: Cash and cash equivalents classified as non-current assets held for sale			(389,897)
Cash and cash equivalents	$ 8,035,714	$ 271,110	$ 7,571,366